Discontinued Operations - Summary Results of Discontinued Operations (Details) - CAD ($) $ in Thousands		12 Months Ended
	May 31, 2023	Dec. 31, 2023		Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Gross revenue		$ 957,725		$ 729,694
Net revenue		909,006	[1]	712,197
Cost of sales		689,338		558,089
Gross profit before fair value adjustments		189,024		147,096
Change in fair value of biological assets		(7,936)		(1,309)
Gross profit		190,415		140,375
General and administrative		199,725		140,168
Sales and marketing		15,045		8,417
Depreciation and amortization		60,216		40,945
Share-based compensation		15,400		9,671
Goodwill impairment		29,000		156,171
Operating loss		(162,818)		(347,774)
Transaction costs		(3,718)		(1,352)
Finance costs		11,362		41,314
Gain on disposition of PP&E		(353)		(94)
Loss on disposition	$ 2,300	(4,535)
Loss before income tax		(172,016)		(379,770)
Income tax recovery		0		(7,342)
Net loss		(176,551)		$ (372,428)
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net revenue		7,510
Cost of sales		3,841
Gross profit		3,669
General and administrative		3,639
Sales and marketing		1,817
Depreciation and amortization		450
Operating loss		(2,237)
Finance costs		(16)
Loss on disposition		(2,282)
Net loss		$ (4,535)

[1]	The Company has eliminated $46.9 million of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retailer subsidiaries for resale, at which point the full retail sales revenue will be recognized. The elimination was recorded in the Corporate segment.